NOTE 11 - COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments) (Details)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 233,658
2020	235,019
2021	212,471
Total	$ 681,148